Share Capital (Details Narrative)															1 Months Ended												12 Months Ended
	Jun. 07, 2021 USD ($) shares	Jun. 07, 2021 $ / shares	Apr. 12, 2021 USD ($) shares	Apr. 12, 2021 $ / shares shares	Mar. 15, 2021 USD ($) shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 $ / shares	Mar. 04, 2021 USD ($) shares	Mar. 04, 2021 $ / shares	Feb. 12, 2021 USD ($) shares	Feb. 12, 2021 $ / shares shares	Feb. 09, 2021 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) $ / shares $ / shares shares	Jun. 23, 2021 USD ($) shares	Jun. 23, 2021 $ / shares	May 25, 2021 USD ($) shares	May 25, 2021 $ / shares	May 19, 2021 USD ($) $ / shares shares	Feb. 26, 2021 USD ($) shares	Feb. 26, 2021 $ / shares	Feb. 23, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) shares	Feb. 19, 2021 $ / shares shares	Dec. 22, 2020 USD ($) $ / shares shares	Oct. 25, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	May 19, 2021 $ / shares	Mar. 15, 2021 $ / shares	Oct. 25, 2019 $ / shares
Statement [Line Items]
Common stock, Shares issued																											98,184,260	53,649,481
Common shares outstanding																											98,184,260	53,649,481
Number of Stock options exercised						290,000						147,000										73,000	22,223		72,174
Stock options, exercise price | (per share)							$ 1.00					$ 0.66										$ 0.66		$ 0.90	$ 0.56
Stock options exercised into common shares						510,000						147,000										73,000	22,223		72,174
Gross proceeds from exercised of stock options | $						$ 374,494						$ 97,054										$ 48,439	$ 15,857		$ 40,418
Warrant price per unit | $ / shares				$ 0.65							$ 0.90
Proceeds from exercise of warrant | $	$ 148,518		$ 226,506					$ 25,681		$ 46,760					$ 162,000		$ 403,705			$ 79,172
Total number of Warrants				361,500							55,000
Warrant exercise price | $ / shares		$ 0.90		$ 0.90					$ 0.65		$ 0.65					$ 0.90		$ 0.65			$ 0.90
Number of warrant exercised	200,000		55,555					50,000		15,385					222,223		750,000			111,112							(1,842,997)	0
Warrant exercised into shares	200,000		417,055					50,000		70,385					222,223		750,000			111,112
RSUs converted to common shares																							517,443	517,443
Gross proceeds from issuance of shares | $																											$ 120,491,932	$ 103,901,775
Stock Options 1 [Member]
Statement [Line Items]
Number of Stock options exercised						220,000
Stock options, exercise price | $ / shares						$ 0.66
Private Placement [Member]
Statement [Line Items]
Common stock, Shares issued					12,000,000								6,157,887	6,157,887					23,214,286							2,907,777
Shares issuance cost | $					$ 16,367								$ 9,293						$ 87,788							$ 7,820
Unit per price | (per share)													$ 0.24	$ 0.24												$ 0.45			$ 0.65	$ 0.65	$ 0.45
Gross proceeds from issuance of shares | $					$ 6,000,000								$ 1,476,571	$ 1,476,571					$ 12,500,000							$ 998,620
Warrant exercise price per share | (per share)													$ 0.65	$ 0.65					$ 1.00							$ 0.70
Warrant term													24						24							two